UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Investment Portfolio

April 30, 2018

REA-QTLY-0618
1.800348.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 97.6%
Hotel & Resort REITs - 0.7%
Park Hotels & Resorts, Inc.	859,200	$24,728
REITs - Apartments - 20.2%
American Campus Communities, Inc.	625,893	24,479
American Homes 4 Rent Class A	2,506,900	50,639
Apartment Investment & Management Co. Class A	858,774	34,866
AvalonBay Communities, Inc.	911,700	148,607
Camden Property Trust (SBI)	648,000	55,339
Equity Residential (SBI)	2,230,800	137,663
Essex Property Trust, Inc.	412,100	98,776
UDR, Inc.	5,019,141	181,442
		731,811
REITs - Diversified - 10.5%
Cousins Properties, Inc.	2,599,700	23,111
Digital Realty Trust, Inc.	1,306,100	138,042
Duke Realty Corp.	6,612,800	179,207
Equinix, Inc.	100,800	42,416
		382,776
REITs - Health Care - 6.9%
Ventas, Inc.	2,754,754	141,649
Welltower, Inc.	2,038,840	108,956
		250,605
REITs - Hotels - 5.3%
Braemar Hotels & Resorts, Inc.	528,200	5,493
DiamondRock Hospitality Co.	3,896,300	43,054
Host Hotels & Resorts, Inc.	6,072,805	118,784
RLJ Lodging Trust	1,198,600	24,895
		192,226
REITs - Manufactured Homes - 5.6%
Equity Lifestyle Properties, Inc.	1,353,787	120,704
Sun Communities, Inc.	884,763	83,035
		203,739
REITs - Office Property - 14.9%
Boston Properties, Inc.	1,463,500	177,684
Brandywine Realty Trust (SBI)	3,817,800	61,505
Douglas Emmett, Inc.	1,432,700	53,397
Highwoods Properties, Inc. (SBI)	786,723	34,632
Hudson Pacific Properties, Inc.	1,539,650	50,608
Piedmont Office Realty Trust, Inc. Class A	1,852,200	33,191
SL Green Realty Corp.	923,346	90,248
VEREIT, Inc.	5,519,800	37,535
		538,800
REITs - Regional Malls - 8.4%
General Growth Properties, Inc.	654,600	13,085
Simon Property Group, Inc.	1,558,972	243,730
The Macerich Co.	808,400	46,580
		303,395
REITs - Shopping Centers - 5.9%
Acadia Realty Trust (SBI)	1,698,523	40,085
Brixmor Property Group, Inc.	2,280,496	33,957
Kimco Realty Corp.	3,081,090	44,707
Kite Realty Group Trust	223,450	3,289
Regency Centers Corp.	1,187,300	69,873
Urban Edge Properties	1,023,700	21,058
		212,969
REITs - Single Tenant - 0.6%
Spirit Realty Capital, Inc.	2,618,400	21,078
REITs - Storage - 6.7%
Extra Space Storage, Inc.	1,328,040	118,979
Public Storage	623,500	125,810
		244,789
REITs - Warehouse/Industrial - 11.9%
DCT Industrial Trust, Inc.	1,689,673	110,792
Gramercy Property Trust	1,153,922	27,117
Prologis, Inc.	4,514,000	293,002
		430,911

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		3,537,827

Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Instone Real Estate Group BV (a)(b)	377,000	9,033
VICI Properties, Inc.	505,600	9,192
		18,225
TOTAL COMMON STOCKS
(Cost $2,614,762)		3,556,052

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $65,063)	65,051,235	65,064
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,679,825)		3,621,116
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,992
NET ASSETS - 100%		$3,625,108

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,033,000 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$724
Fidelity Securities Lending Cash Central Fund	5
Total	$729

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Real Estate Fund

April 30, 2018

IRE-QTLY-0618
1.815812.113

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 8.3%
360 Capital Group Ltd. unit	5,309,292	$4,147,798
Abacus Property Group unit	2,166,157	5,877,298
Arena (REIT) unit	2,720,322	4,552,870
Mirvac Group unit	8,478,636	14,228,678
National Storage (REIT) unit	9,598,423	11,523,960
Propertylink Group unit	11,772,400	9,132,293

TOTAL AUSTRALIA		49,462,897

Belgium - 1.3%
Warehouses de Pauw	59,213	7,293,573
Warehouses de Pauw rights (a)	59,213	321,775

TOTAL BELGIUM		7,615,348

Bermuda - 7.0%
Great Eagle Holdings Ltd.	1,445,752	7,302,923
Hongkong Land Holdings Ltd.	2,144,000	15,495,203
Tai Cheung Holdings Ltd.	11,493,000	12,659,058
Wing Tai Properties Ltd.	7,656,000	5,934,787

TOTAL BERMUDA		41,391,971

Cayman Islands - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,000	1,428,320
France - 4.3%
Accor SA	80,500	4,556,317
Altarea SCA	39,094	9,961,292
Societe Fonciere Lyonnaise SA	161,753	11,173,043

TOTAL FRANCE		25,690,652

Germany - 7.9%
LEG Immobilien AG	135,309	15,611,155
Vonovia SE	623,114	31,310,379

TOTAL GERMANY		46,921,534

Greece - 0.7%
Grivalia Properties REIC	390,691	4,302,802
Hong Kong - 7.0%
Hysan Development Co. Ltd.	3,152,703	18,349,277
Magnificent Hotel Investment Ltd.	197,197,000	5,355,677
Sino Land Ltd.	10,486,355	18,101,292

TOTAL HONG KONG		41,806,246

India - 0.5%
Oberoi Realty Ltd.	386,262	3,182,352
Ireland - 2.5%
Hibernia (REIT) PLC	3,080,608	5,520,691
Irish Residential Properties REIT PLC	5,554,500	9,135,771

TOTAL IRELAND		14,656,462

Israel - 0.8%
Azrieli Group	111,100	5,096,656
Japan - 19.3%
Advance Residence Investment Corp.	4,529	11,678,788
Comforia Residential REIT, Inc.	3,299	7,571,525
COMSYS Holdings Corp.	42,600	1,188,529
Daibiru Corp.	328,100	3,916,671
Ichigo, Inc. (b)	1,753,800	7,828,891
Japan Rental Housing Investment, Inc.	12,942	10,086,520
Kenedix Residential Investment Corp.	2,090	3,081,851
Kenedix, Inc.	693,800	4,023,685
Mitsubishi Estate Co. Ltd.	1,791,300	32,731,620
Mitsui Fudosan Co. Ltd.	1,205,900	31,013,427
Ship Healthcare Holdings, Inc.	50,100	1,743,784

TOTAL JAPAN		114,865,291

Mexico - 0.5%
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,944,062	2,806,627
Netherlands - 1.5%
Instone Real Estate Group BV (a)(c)	73,500	1,761,148
VastNed Retail NV	139,670	6,991,185

TOTAL NETHERLANDS		8,752,333

New Zealand - 1.1%
Auckland International Airport Ltd.	1,405,373	6,308,674
Norway - 2.5%
Olav Thon Eiendomsselskap A/S	484,558	8,794,441
Self Storage Group ASA	1,330,143	2,619,730
Selvaag Bolig ASA	686,900	3,497,733

TOTAL NORWAY		14,911,904

Singapore - 6.4%
Parkway Life REIT	7,423,400	15,584,665
United Industrial Corp. Ltd.	3,120,200	7,625,053
UOL Group Ltd.	1,156,947	7,641,201
Wing Tai Holdings Ltd.	4,621,381	7,080,744

TOTAL SINGAPORE		37,931,663

Spain - 1.4%
Inmobiliaria Colonial SA	741,870	8,636,305
Sweden - 6.1%
Amasten Holding AB (a)(d)	12,250,483	5,246,220
Fastighets AB Trianon Class B	514,371	3,406,956
Hufvudstaden AB Series A	799,750	11,781,646
Klovern AB (B Shares) (b)	2,823,890	3,537,663
Victoria Park AB	1,957,151	8,057,339
Wallenstam AB (B Shares)	498,900	4,480,993

TOTAL SWEDEN		36,510,817

Switzerland - 2.0%
PSP Swiss Property AG	129,712	12,153,137
United Kingdom - 13.9%
Assura PLC	11,058,073	9,073,295
Big Yellow Group PLC	481,800	6,112,255
Capital & Counties Properties PLC	1,627,200	6,458,399
Grainger Trust PLC	1,415,076	6,105,456
Great Portland Estates PLC	1,011,183	9,708,475
Helical Bar PLC	1,594,111	8,229,797
Land Securities Group PLC	1,287,890	17,524,709
Safestore Holdings PLC	1,069,854	8,071,317
Shaftesbury PLC	377,700	5,256,994
St. Modwen Properties PLC	517,625	2,923,144
Workspace Group PLC	203,900	3,113,064

TOTAL UNITED KINGDOM		82,576,905

United States of America - 0.2%
Amazon.com, Inc. (a)	600	939,678
TOTAL COMMON STOCKS
(Cost $547,467,233)		567,948,574

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.74% (e)	24,684,626	24,689,563
Fidelity Securities Lending Cash Central Fund 1.74% (e)(f)	6,099,183	6,099,792
TOTAL MONEY MARKET FUNDS
(Cost $30,790,449)		30,789,355
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $578,257,682)		598,737,929
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,793,225)
NET ASSETS - 100%		$594,944,704

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,761,148 or 0.3% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$221,593
Fidelity Securities Lending Cash Central Fund	58,403
Total	$279,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amasten Holding AB	$2,097,020	$3,230,350	$--	$--	$--	$(81,150)	$5,246,220
Total	$2,097,020	$3,230,350	$--	$--	$--	$(81,150)	$5,246,220

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$13,471,402	$8,115,725	$5,355,677	$--
Financials	9,132,293	--	9,132,293	--
Health Care	1,743,784	1,743,784	--	--
Industrials	7,497,203	7,497,203	--	--
Information Technology	1,428,320	1,428,320	--	--
Real Estate	534,675,572	342,656,793	192,018,779	--
Money Market Funds	30,789,355	30,789,355	--	--
Total Investments in Securities:	$598,737,929	$392,231,180	$206,506,749	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$123,979,017
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

April 30, 2018

ZXL-QTLY-0618
1.9881644.101

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 98.2%
REITs - Apartments - 20.6%
American Campus Communities, Inc.	120	$4,693
American Homes 4 Rent Class A	483	9,757
Apartment Investment & Management Co. Class A	165	6,699
AvalonBay Communities, Inc.	175	28,525
Camden Property Trust (SBI)	125	10,675
Equity Residential (SBI)	424	26,165
Essex Property Trust, Inc.	79	18,936
UDR, Inc.	966	34,921
		140,371
REITs - Diversified - 10.8%
Cousins Properties, Inc.	500	4,445
Digital Realty Trust, Inc.	251	26,528
Duke Realty Corp.	1,273	34,498
Equinix, Inc.	19	7,995
		73,466
REITs - Health Care - 7.1%
Ventas, Inc.	530	27,253
Welltower, Inc.	392	20,948
		48,201
REITs - Hotels - 6.1%
Braemar Hotels & Resorts, Inc.	102	1,061
DiamondRock Hospitality Co.	750	8,288
Host Hotels & Resorts, Inc.	1,169	22,866
Park Hotels & Resorts, Inc.	165	4,749
RLJ Lodging Trust	231	4,798
		41,762
REITs - Manufactured Homes - 5.7%
Equity Lifestyle Properties, Inc.	261	23,271
Sun Communities, Inc.	170	15,955
		39,226
REITs - Office Property - 15.2%
Boston Properties, Inc.	282	34,238
Brandywine Realty Trust (SBI)	735	11,841
Douglas Emmett, Inc.	276	10,287
Highwoods Properties, Inc. (SBI)	151	6,647
Hudson Pacific Properties, Inc.	296	9,730
Piedmont Office Realty Trust, Inc. Class A	357	6,397
SL Green Realty Corp.	178	17,398
VEREIT, Inc.	1,063	7,228
		103,766
REITs - Regional Malls - 8.4%
General Growth Properties, Inc.	71	1,419
Simon Property Group, Inc.	299	46,746
The Macerich Co.	156	8,989
		57,154
REITs - Shopping Centers - 6.0%
Acadia Realty Trust (SBI)	327	7,717
Brixmor Property Group, Inc.	439	6,537
Kimco Realty Corp.	593	8,604
Kite Realty Group Trust	43	633
Regency Centers Corp.	229	13,477
Urban Edge Properties	197	4,052
		41,020
REITs - Single Tenant - 0.6%
Spirit Realty Capital, Inc.	504	4,057
REITs - Storage - 6.9%
Extra Space Storage, Inc.	256	22,935
Public Storage	120	24,214
		47,149
REITs - Warehouse/Industrial - 10.8%
DCT Industrial Trust, Inc.	182	11,934
Gramercy Property Trust	222	5,217
Prologis, Inc.	873	56,664
		73,815

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		669,987

Real Estate Management & Development - 0.5%
Real Estate Development - 0.5%
Instone Real Estate Group BV (a)(b)	73	1,749
VICI Properties, Inc.	97	1,763
		3,512
TOTAL COMMON STOCKS
(Cost $681,020)		673,499

Money Market Funds - 44.0%
Fidelity Cash Central Fund, 1.74% (c)
(Cost $299,829)	299,769	299,829
TOTAL INVESTMENT IN SECURITIES - 142.7%
(Cost $980,849)		973,328
NET OTHER ASSETS (LIABILITIES) - (42.7)%		(291,184)
NET ASSETS - 100%		$682,144

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,749 or 0.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46
Total	$46

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018